Current and long-term debt - Hamburg commercial bank credit facility (Details)	1 Months Ended
	Nov. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019	Jun. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 120,600,000
Net debt to capitalization ratio		0.65
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum		$ 1,266,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage		25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance		50.00%
Borrowings			97,900,000	103,300,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					2.60%
Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount	$ 800,000
Loan maximum borrowing capacity	$ 43,650,000
Net debt to capitalization ratio	0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum	$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage	25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance	50.00%
Borrowings			40,300,000	42,200,000
Hamburg commercial bank credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount	$ 500,000
Loan maximum borrowing capacity	$ 55,500,000
Adjustment to interest rate basis	3.00%
Net debt to capitalization ratio	0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum	$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage	25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance	50.00%
Borrowings			$ 50,400,000	$ 55,500,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount						$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		$ 500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Borrowings, Financial Covenants, Period One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	134.00%
Borrowings, Financial Covenants, Period One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	125.00%
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Tranche 1-refinance KEXIM two vessels [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 42,150,000
Ships to be installed with scrubbers [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 1,400,000